UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCEHDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Vinita K. Paul, Vice President and Chief Compliance Officer

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Ellen Drought; Godfrey & Kahn, S.C., 780 N. Water Street, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

SELECT VALUE FUND - SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (96.8%)
Airlines (2.8%)
JetBlue Airways Corp.(a)	325,000	$8,375,250

Automobiles (1.1%)
Ford Motor Co.	250,000	3,392,500

Building Products (2.9%)
Universal Forest Products, Inc.	150,000	8,652,000

Capital Markets (2.1%)
The Bank of New York Mellon Corp.	160,000	6,264,000

Chemicals (0.8%)
LSB Industries, Inc.(a)	50,000	766,000
The Mosaic Co.	50,000	1,555,500
		2,321,500
Commercial Banks (13.1%)
BB&T Corp.	215,000	7,654,000
Boston Private Financial Holdings, Inc.	770,000	9,009,000
Citigroup, Inc.	105,000	5,209,050
First Interstate BancSystem, Inc. (Class A)	200,000	5,568,000
Popular, Inc.	120,000	3,627,600
The PNC Financial Services Group, Inc.	90,000	8,028,000
		39,095,650
Commercial Services & Supplies (3.9%)
Essendant, Inc.	100,000	3,243,000
The ADT Corp.(b)	275,000	8,222,500
		11,465,500
Communications Equipment (3.6%)
ADTRAN, Inc.	100,000	1,460,000
Cisco Systems, Inc.	350,000	9,187,500
		10,647,500
Consumer Finance (3.7%)
Capital One Financial Corp.	150,000	10,878,000

Diversified Telecommunication Services (2.1%)
AT&T, Inc.	190,000	6,190,200

Electric Utilities (2.5%)
Exelon Corp.	250,000	7,425,000

Electronic Equipment & Instruments (2.5%)
Fabrinet(a)	400,000	7,332,000

Energy Equipment & Services (2.1%)
Newpark Resources, Inc.(a)	500,000	2,560,000
Tidewater, Inc.(b)	64,125	842,602
	SHARES	VALUE
Unit Corp.(a)	250,000	$2,815,000
		6,217,602
Food Products (2.5%)
Bunge, Ltd.	100,000	7,330,000

Health Care Providers & Services (8.6%)
Owens & Minor, Inc.	193,499	6,180,358
Quest Diagnostics, Inc.	180,000	11,064,600
Triple-S Management Corp. (Class B)(a)	475,000	8,459,750
		25,704,708
Hotels, Restaurants & Leisure (1.9%)
Royal Caribbean Cruises, Ltd.	65,000	5,790,850

Household Durables (1.6%)
PulteGroup, Inc.	250,000	4,717,500

Insurance (2.0%)
Principal Financial Group, Inc.	125,000	5,917,500

Machinery (1.8%)
Oshkosh Corp.	150,000	5,449,500

Metals & Mining (0.6%)
Haynes International, Inc.	50,000	1,892,000

Multiline Retail (0.7%)
Fred's, Inc. (Class A)	185,088	2,193,293

Multi-Utilities (0.6%)
MDU Resources Group, Inc.	100,000	1,720,000

Oil, Gas & Consumable Fuels (8.6%)
Devon Energy Corp.	150,000	5,563,500
Hess Corp.	165,178	8,268,811
Scorpio Tankers, Inc.	1,100,000	10,087,000
World Fuel Services Corp.	50,000	1,790,000
		25,709,311
Paper & Forest Products (2.6%)
Boise Cascade Co.(a)	304,413	7,677,296

Pharmaceuticals (4.7%)
Pfizer, Inc.	220,000	6,910,200
Teva Pharmaceutical Industries, Ltd. (Sponsored ADR)	125,000	7,057,500
		13,967,700
Real Estate Investment Trusts (REITs) (4.8%)
Digital Realty Trust, Inc.	120,000	7,838,400
Franklin Street Properties Corp.	600,000	6,450,000
		14,288,400
		SHARES	VALUE
Semiconductors (3.8%)
Photronics, Inc.(a)		1,250,000	$11,325,000

Software (2.7%)
CA, Inc.		300,000	8,190,000

Specialty Retail (3.3%)
American Eagle Outfitters, Inc.		450,000	7,033,500
Murphy USA, Inc.(a)		50,000	2,747,500
			9,781,000
Thrifts & Mortgage Finance (2.8%)
Washington Federal, Inc.		360,000	8,190,000

TOTAL COMMON STOCKS
(Cost $253,811,811)			$288,100,760

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (3.4%)
Time Deposits (3.4%)
Wells Fargo (Grand Cayman)(c)(d)	0.03%	$10,175,914	$10,175,914

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,175,914)			$10,175,914

	INTEREST RATE	SHARES	VALUE
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (2.7%)
Registered Investment Companies (2.7%)
Invesco Treasury Portfolio Short-Term Investments Trust, Institutional Class(e)	0.02%	7,849,090	$7,849,090

TOTAL INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
(Cost $7,849,090)			$7,849,090

TOTAL INVESTMENTS - (102.9%)
(Cost $271,836,815)			$306,125,764
OTHER ASSETS AND LIABILITIES, NET - (-2.9%)			(8,541,943)
TOTAL NET ASSETS - (100.0%)			$297,583,821

MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (95.6%)
Aerospace & Defense (2.2%)
Textron, Inc.	2,502	$94,175

Auto Components (0.8%)
Autoliv, Inc.	313	34,120

Beverages (1.2%)
Molson Coors Brewing Co. (Class B)	606	50,310

Building Products (2.0%)
Owens Corning	2,039	85,454

Chemicals (0.5%)
Olin Corp.	1,289	21,668

Commercial Banks (12.2%)
First Horizon National Corp.	6,799	96,410
Huntington Bancshares, Inc.	12,063	127,868
Popular, Inc.	4,471	135,158
SunTrust Banks, Inc.	1,877	71,776
Zions Bancorporation	3,416	94,077
		525,289
Commercial Services & Supplies (5.6%)
Brady Corp. (Class A)	2,517	49,484
Essendant, Inc.	3,290	106,695
The ADT Corp.	2,826	84,497
		240,676
Communications Equipment (1.7%)
Brocade Communications Systems, Inc.	7,065	73,335

Computers & Peripherals (4.0%)
Diebold, Inc.	3,777	112,442
Lexmark International, Inc. (Class A)	2,137	61,930
		174,372
Containers & Packaging (2.2%)
Avery Dennison Corp.	619	35,017
Bemis Co., Inc.	1,514	59,909
		94,926
Electric Utilities (3.1%)
FirstEnergy Corp.	4,209	131,784

Electronic Equipment & Instruments (4.9%)
Avnet, Inc.	2,773	118,352
AVX Corp.	7,249	94,889
		213,241
Energy Equipment & Services (4.2%)
Joy Global, Inc.	1,773	26,471
Patterson-UTI Energy, Inc.	3,896	51,193
RPC, Inc.	8,025	71,021
Unit Corp.(a)	3,098	34,884
		183,569
	SHARES	VALUE
Food Products (3.9%)
Bunge, Ltd.	1,171	$85,834
Dean Foods Co.	4,969	82,088
		167,922
Health Care Providers & Services (6.5%)
Health Net, Inc.(a)	994	59,859
Owens & Minor, Inc.	2,431	77,646
Quest Diagnostics, Inc.	2,355	144,762
		282,267
Hotels, Restaurants & Leisure (1.2%)
Royal Caribbean Cruises, Ltd.	606	53,989

Household Durables (1.1%)
PulteGroup, Inc.	2,587	48,817

Insurance (9.7%)
Assurant, Inc.	768	60,680
Endurance Specialty Holdings, Ltd.	1,774	108,267
Principal Financial Group, Inc.	1,721	81,472
Reinsurance Group of America, Inc.	1,877	170,037
		420,456
IT Services (3.0%)
ManTech International Corp. (Class A)	2,097	53,893
The Western Union Co.	4,037	74,119
		128,012
Machinery (1.4%)
Oshkosh Corp.	1,714	62,270

Metals & Mining (3.0%)
Alcoa, Inc.	10,127	97,827
Finning International, Inc. (CAD)(f)	2,048	30,048
		127,875
Oil, Gas & Consumable Fuels (3.1%)
Hess Corp.	1,621	81,147
Ultra Petroleum Corp.(a)	8,417	53,785
		134,932
Professional Services (1.5%)
The Dun & Bradstreet Corp.	609	63,945

Real Estate Investment Trusts (REITs) (6.9%)
Columbia Property Trust, Inc.	4,093	94,957
Digital Realty Trust, Inc.	1,999	130,575
Sun Communities, Inc.	1,088	73,723
		299,255
Software (2.8%)
CA, Inc.	4,433	121,021

Specialty Retail (4.5%)
Abercrombie & Fitch Co. (Class A)	2,593	54,946
Murphy USA, Inc.(a)	1,793	98,525
Staples, Inc.	3,536	41,477
		194,948
		SHARES	VALUE
Thrifts & Mortgage Finance (2.4%)
Washington Federal, Inc.		4,528	$103,012

TOTAL COMMON STOCKS
(Cost $4,610,353)			$4,131,640

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (4.1%)
Time Deposits (4.1%)
Wells Fargo (Grand Cayman)(c)(d)	0.03%	$175,453	$175,453

TOTAL SHORT-TERM INVESTMENTS
(Cost $175,453)			$175,453

TOTAL INVESTMENTS - (99.7%)
(Cost $4,785,806)			$4,307,093
OTHER ASSETS AND LIABILITIES, NET - (0.3%)			13,713
TOTAL NET ASSETS - (100.0%)			$4,320,806

VALUE PLUS FUND - SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (96.9%)
Building Products (4.6%)
Quanex Building Products Corp.(g)	2,600,000	$47,242,000
Universal Forest Products, Inc.(g)	159,223	9,183,983
		56,425,983
Chemicals (1.6%)
Intrepid Potash, Inc.(a)(g)	3,500,000	19,390,000

Commercial Banks (17.5%)
Berkshire Hills Bancorp, Inc.	600,000	16,524,000
Capital Bank Financial Corp. (Class A)(a)	450,000	13,603,500
CenterState Banks, Inc.	1,575,000	23,152,500
FirstMerit Corp.	1,100,000	19,437,000
Old National Bancorp	1,750,000	24,377,500
Renasant Corp.	400,000	13,140,000
TCF Financial Corp.	2,900,000	43,964,000
Umpqua Holdings Corp.	2,250,000	36,675,000
Union Bankshares Corp.	925,000	22,200,000
		213,073,500
Commercial Services & Supplies (3.1%)
Brady Corp. (Class A)(g)	1,500,000	29,490,000
Quad/Graphics, Inc.	677,682	8,199,952
		37,689,952
Construction & Engineering (3.3%)
Granite Construction, Inc.(g)	1,350,000	40,054,500

Consumer Finance (1.1%)
Cash America International, Inc.	475,000	13,285,750

Diversified Consumer Services (4.4%)
Regis Corp.(a)(g)	4,100,000	53,710,000

Electric Utilities (2.0%)
El Paso Electric Co.	650,000	23,933,000

Electrical Equipment (1.5%)
Encore Wire Corp.(g)	575,000	18,785,250

Electronic Equipment & Instruments (5.2%)
CTS Corp.(g)	387,916	7,180,325
Knowles Corp.(a)	1,250,000	23,037,500
Park Electrochemical Corp.(g)	1,900,000	33,421,000
		63,638,825
Energy Equipment & Services (3.2%)
CARBO Ceramics, Inc.	700,000	13,293,000
	SHARES	VALUE
Gulf Island Fabrication, Inc.(g)	899,996	$9,476,958
Unit Corp.(a)	1,450,000	16,327,000
		39,096,958
Food Products (4.4%)
Dean Foods Co.	3,250,000	53,690,000

Health Care Equipment & Supplies (2.4%)
Invacare Corp.(g)	2,008,469	29,062,546

Health Care Providers & Services (2.7%)
Owens & Minor, Inc.	1,050,000	33,537,000

Household Durables (3.9%)
MDC Holdings, Inc.	1,800,000	47,124,000

Insurance (2.1%)
OneBeacon Insurance Group, Ltd. (Class A)(g)	1,800,000	25,272,000

IT Services (5.7%)
Leidos Holdings, Inc.	950,000	39,244,500
ManTech International Corp. (Class A)(g)	1,200,000	30,840,000
		70,084,500
Machinery (4.3%)
Albany International Corp. (Class A)	600,000	17,166,000
Dynamic Materials Corp.(g)	900,000	8,586,000
ESCO Technologies, Inc.(g)	450,000	16,155,000
FreightCar America, Inc.(g)	493,642	8,470,897
Twin Disc, Inc.(g)	217,985	2,705,194
		53,083,091
Metals & Mining (3.6%)
Commercial Metals Co.	1,000,000	13,550,000
Materion Corp.(g)	1,000,000	30,020,000
		43,570,000
Multiline Retail (2.2%)
Fred's, Inc. (Class A)(g)	2,225,000	26,366,250

Oil, Gas & Consumable Fuels (3.6%)
Ultra Petroleum Corp.(a)	2,700,000	17,253,000
WPX Energy, Inc.(a)	4,100,000	27,142,000
		44,395,000
Professional Services (6.6%)
CDI Corp.(g)	1,475,000	12,611,250
Heidrick & Struggles International, Inc.(g)	1,775,000	34,523,750
Resources Connection, Inc.(g)	2,250,000	33,907,500
		81,042,500
Real Estate Investment Trusts (REITs) (0.7%)
CareTrust REIT, Inc.	800,000	9,080,000

		SHARES	VALUE
Semiconductors (0.5%)
	Intersil Corp. (Class A)	500,000	$5,850,000

Specialty Retail (6.7%)
	American Eagle Outfitters, Inc.	1,700,000	26,571,000
	Chico's FAS, Inc.	2,750,000	43,257,500
	Pier 1 Imports, Inc.	1,800,000	12,420,000
			82,248,500
TOTAL COMMON STOCKS
	(Cost $1,336,379,269)		$1,183,489,105

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (2.9%)
Time Deposits (2.9%)
JP Morgan Chase (Nassau)(c)(d)	0.03%	$35,635,230	$35,635,230

TOTAL SHORT-TERM INVESTMENTS
	(Cost $35,635,230)		$35,635,230

TOTAL INVESTMENTS - (99.8%)
	(Cost $1,372,014,499)		$1,219,124,335
OTHER ASSETS AND LIABILITIES, NET - (0.2%)			1,892,020
TOTAL NET ASSETS - (100.0%)			$1,221,016,355

VALUE FUND - SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (98.7%)
Aerospace & Defense (2.1%)
AAR Corp.	500,000	$9,485,000
CPI Aerostructures, Inc.(a)	300,000	2,643,000
Kratos Defense & Security Solutions, Inc.(a)	1,250,000	5,275,000
		17,403,000
Airlines (0.6%)
Spirit Airlines, Inc.(a)	100,000	4,730,000

Auto Components (1.1%)
Spartan Motors, Inc.	750,000	3,097,500
Stoneridge, Inc.(a)	500,000	6,170,000
		9,267,500
Beverages (1.6%)
MGP Ingredients, Inc.	600,000	9,606,000
Primo Water Corp.(a)	500,000	3,775,000
		13,381,000
Building Products (0.6%)
Gibraltar Industries, Inc.(a)	300,000	5,505,000

Commercial Banks (14.3%)
Boston Private Financial Holdings, Inc.	1,000,000	11,700,000
Capital City Bank Group, Inc.	600,000	8,952,000
CoBiz Financial, Inc.	932,896	12,136,977
Heritage Financial Corp.	478,000	8,995,960
MainSource Financial Group, Inc.	523,744	10,663,428
MidSouth Bancorp, Inc.	300,000	3,510,000
Pacific Continental Corp.	734,893	9,781,426
People's Utah Bancorp	150,000	2,446,500
TCF Financial Corp.	1,750,000	26,530,000
The Bancorp, Inc.(a)	500,000	3,810,000
TriCo Bancshares	377,320	9,270,752
TriState Capital Holdings, Inc.(a)	1,000,000	12,470,000
		120,267,043
Commercial Services & Supplies (1.8%)
Hudson Technologies, Inc.(a)(g)	2,500,000	7,425,000
Perma-Fix Environmental Services, Inc.(a)(g)	860,000	3,491,600
TRC Cos., Inc.(a)(g)	400,000	4,732,000
		15,648,600
Communications Equipment (3.9%)
Acacia Research Corp.(g)	2,541,386	23,075,785
InterDigital, Inc.	100,000	5,060,000
PC-Tel, Inc.	750,000	4,507,500
Westell Technologies, Inc. (Class A)(a)(g)	278,287	317,247
		32,960,532
	SHARES	VALUE
Computers & Peripherals (0.4%)
QLogic Corp.(a)	300,000	$3,075,000

Construction & Engineering (0.6%)
Northwest Pipe Co.(a)	400,000	5,224,000

Diversified Consumer Services (2.0%)
Lincoln Educational Services Corp.(g)	2,136,153	1,089,438
Regis Corp.(a)	1,000,000	13,100,000
Universal Technical Institute, Inc.	836,475	2,936,027
		17,125,465
Diversified Financial Services (0.7%)
Collection House, Ltd. (AUD)(c)(f)	3,671,436	5,866,401

Electrical Equipment (0.5%)
Hydrogenics Corp.(a)	300,000	2,418,000
Pioneer Power Solutions, Inc.(a)(g)(h)	500,000	1,925,000
		4,343,000
Electronic Equipment & Instruments (1.8%)
Checkpoint Systems, Inc.	307,001	2,225,757
CUI Global, Inc.(a)(g)	1,100,000	5,687,000
Fabrinet(a)	400,000	7,332,000
		15,244,757
Energy Equipment & Services (1.5%)
CARBO Ceramics, Inc.	300,000	5,697,000
Unit Corp.(a)	150,000	1,689,000
Willbros Group, Inc.(a)(g)	4,000,000	5,040,000
		12,426,000
Food Products (1.4%)
Hanover Foods Corp. (Class A)(h)	49,250	4,789,563
Landec Corp.(a)	600,000	7,002,000
		11,791,563
Gas Utilities (1.5%)
South Jersey Industries, Inc.	500,000	12,625,000

Health Care Equipment & Supplies (6.1%)
Accuray, Inc.(a)	2,100,000	10,489,500
Fukuda Denshi Co., Ltd. (JPY)(c)(f)	316,700	15,617,367
Invacare Corp.	988,822	14,308,254
Trinity Biotech PLC (Sponsored ADR)	1,000,000	11,440,000
		51,855,121
Health Care Providers & Services (3.2%)
Digirad Corp.(g)(h)	1,522,189	5,692,987
Hooper Holmes, Inc.(a)(g)	4,171,350	471,362
PDI, Inc.(a)(g)	1,490,000	2,667,100
PharMerica Corp.(a)	200,000	5,694,000
The Ensign Group, Inc.	299,500	12,767,685
		27,293,134
Hotels, Restaurants & Leisure (2.0%)
Bravo Brio Restaurant Group, Inc.(a)(g)	969,400	10,925,138
	SHARES	VALUE
Jamba, Inc.(a)	400,000	$5,700,000
		16,625,138
Household Durables (3.2%)
KB Home	750,000	10,162,500
MDC Holdings, Inc.	400,000	10,472,000
WCI Communities, Inc.(a)	300,000	6,789,000
		27,423,500
Household Products (0.3%)
Oil-Dri Corp. of America	100,000	2,290,000

Insurance (4.7%)
Conifer Holdings, Inc.(a)	250,000	2,437,500
Donegal Group, Inc. (Class A)	300,000	4,218,000
Endurance Specialty Holdings, Ltd.	200,000	12,206,000
OneBeacon Insurance Group, Ltd. (Class A)	1,000,000	14,040,000
State Auto Financial Corp.	300,000	6,843,000
		39,744,500
Internet Software & Services (0.4%)
TechTarget, Inc.(a)	370,000	3,152,400

IT Services (3.7%)
Ciber, Inc.(a)	2,500,000	7,950,000
Computer Task Group, Inc.	601,332	3,722,245
NCI, Inc. (Class A)(g)	612,583	8,128,976
NeuStar, Inc. (Class A)(a)	250,000	6,802,500
StarTek, Inc.(a)(g)(h)	1,400,000	4,732,000
		31,335,721
Life Sciences Tools & Services (1.9%)
Albany Molecular Research, Inc.(a)	240,243	4,185,033
Cambrex Corp.(a)	200,000	7,936,000
Harvard Bioscience, Inc.(a)	1,000,000	3,780,000
		15,901,033
Machinery (5.5%)
Astec Industries, Inc.	350,000	11,728,500
Commercial Vehicle Group, Inc.(a)	800,000	3,224,000
FreightCar America, Inc.	300,000	5,148,000
Jason Industries, Inc.(a)(g)	1,000,000	4,380,000
L.B. Foster Co. (Class A)	23,006	282,514
Lydall, Inc.(a)	500,000	14,245,000
MFRI, Inc.(a)	250,000	1,280,000
Supreme Industries, Inc. (Class A)(g)	700,000	5,831,000
		46,119,014
Metals & Mining (2.9%)
Ampco-Pittsburgh Corp.	366,620	3,999,824
IAMGOLD Corp. (CAD)(a)(f)	4,100,000	6,697,640
Olympic Steel, Inc.	359,599	3,578,010
Synalloy Corp.	373,062	3,417,248
Teranga Gold Corp. (CAD)(a)(f)	10,000,000	4,046,459
Timmins Gold Corp. (CAD)(a)(f)	10,000,000	2,510,304
		24,249,485

	SHARES	VALUE
Multiline Retail (1.4%)
Fred's, Inc. (Class A)	1,000,000	$11,850,000

Oil, Gas & Consumable Fuels (2.0%)
Aegean Marine Petroleum Network, Inc.	700,000	4,718,000
DHT Holdings, Inc.	750,000	5,565,000
Scorpio Tankers, Inc.	700,000	6,419,000
		16,702,000
Paper & Forest Products (0.8%)
Wausau Paper Corp.	400,000	2,560,000
Western Forest Products, Inc. (CAD)(f)	3,000,000	4,046,459
		6,606,459
Pharmaceuticals (0.3%)
TherapeuticsMD, Inc.(a)	400,000	2,344,000

Professional Services (6.0%)
Barrett Business Services, Inc.(g)	500,000	21,465,000
Hudson Global, Inc.(a)(g)(h)	3,084,979	7,681,598
Navigant Consulting, Inc.(a)	1,000,000	15,910,000
RCM Technologies, Inc.(g)	1,100,000	5,423,000
		50,479,598
Real Estate Investment Trusts (REITs) (3.3%)
CareTrust REIT, Inc.(g)	2,000,000	22,700,000
Jernigan Capital, Inc.(g)	314,129	5,484,692
		28,184,692
Real Estate Management & Development (1.2%)
AV Homes, Inc.(a)	750,000	10,140,000

Road & Rail (0.6%)
Marten Transport, Ltd.	300,000	4,851,000

Semiconductors (2.1%)
AXT, Inc.(a)	500,000	960,000
Cohu, Inc.	300,000	2,958,000
CyberOptics Corp.(a)(g)	600,000	3,792,000
DSP Group, Inc.(a)	750,000	6,832,500
Lattice Semiconductor Corp.(a)	950,000	3,657,500
		18,200,000
Software (3.0%)
AVG Technologies NV(a)	400,000	8,700,000
ePlus, Inc.(a)	75,000	5,930,250
Rovi Corp.(a)	1,000,000	10,490,000
		25,120,250
Specialty Retail (4.6%)
Christopher & Banks Corp.(a)	600,000	666,000
Destination Maternity Corp.	300,000	2,766,000
Destination XL Group, Inc.(a)	1,000,000	5,810,000
Outerwall, Inc.	175,000	9,962,750
Pier 1 Imports, Inc.	600,000	4,140,000
Sonic Automotive, Inc. (Class A)	750,000	15,315,000
		SHARES	VALUE
	Systemax, Inc.(a)	32,430	$242,901
			38,902,651
Textiles, Apparel & Luxury Goods (0.3%)
	Crocs, Inc.(a)	200,000	2,585,000

Thrifts & Mortgage Finance (2.2%)
	Brookline Bancorp, Inc.	1,250,000	12,675,000
	HF Financial Corp.(h)	350,000	5,680,500
			18,355,500
Trading Companies & Distributors (0.6%)
	Transcat, Inc.(a)(g)(h)	550,000	5,346,000

TOTAL COMMON STOCKS
	(Cost $846,337,668)		$832,540,057

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (1.4%)
Time Deposits (1.4%)
Wells Fargo (Grand Cayman)(c)(d)	0.03%	$12,008,642	$12,008,642

TOTAL SHORT-TERM INVESTMENTS
	(Cost $12,008,642)		$12,008,642

TOTAL INVESTMENTS - (100.1%)
	(Cost $858,346,310)		$844,548,699
OTHER ASSETS AND LIABILITIES, NET - (-0.1%)			(1,191,153)
TOTAL NET ASSETS - (100.0%)			$843,357,546

INTERNATIONAL VALUE FUND - SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (92.0%)
Austria (3.6%)
Schoeller-Bleckmann Oilfield Equipment AG (EUR)(c)(f)	10,000	$564,988
Semperit Holding AG (EUR)(f)	11,000	333,404
		898,392
Belgium (2.8%)
D'ieteren SA (EUR)(c)(f)(i)	18,000	695,401

Brazil (2.5%)
BR Properties SA (BRL)(f)	225,000	624,291

Canada (9.5%)
Agnico-Eagle Mines, Ltd. (CAD)(f)(i)	16,000	405,605
Cardinal Energy, Ltd. (CAD)(f)	70,000	466,841
IAMGOLD Corp. (CAD)(a)(f)	150,000	245,036
Redline Communications Group, Inc. (CAD)(a)(f)	181,400	315,360
Reitmans Canada, Ltd. (Class A) (CAD)(f)	150,000	474,335
Total Energy Services, Inc. (CAD)(f)	30,000	328,438
Yamana Gold, Inc. (CAD)(f)	80,000	134,882
		2,370,497
France (2.3%)
EuropaCorp (EUR)(a)(c)(f)	135,000	574,652

Germany (5.9%)
Deutz AG (EUR)(c)(f)	200,000	671,130
Einhell Germany AG (EUR)(f)	10,000	349,076
KSB AG (EUR)(f)	1,000	451,430
		1,471,636
Great Britain (9.5%)
Arrow Global Group PLC (GBP)(f)	90,000	381,213
Chemring Group PLC (GBP)(c)(f)	200,000	675,446
McBride PLC (GBP)(f)	320,000	730,960
Stock Spirits Group PLC (GBP)(f)	210,000	589,292
		2,376,911
Hong Kong (11.5%)
China ZhengTong Auto Services Holdings, Ltd. (HKD)(f)	1,100,000	454,190
Clear Media, Ltd. (HKD)(c)(f)	600,000	600,903
Keck Seng Investments (HKD)(c)(f)	1,300,000	1,176,806
Wasion Group Holdings, Ltd. (HKD)(c)(f)	600,000	623,009
		2,854,908
	SHARES	VALUE
Ireland (2.3%)
Trinity Biotech PLC (Sponsored ADR)	50,000	$572,000

Israel (2.0%)
SuperCom, Ltd.(a)	63,000	504,000

Italy (2.4%)
Danieli & C Officine Meccaniche SpA (EUR)(c)(f)	30,000	584,686

Japan (24.6%)
Akebono Brake Industry Co., Ltd. (JPY)(c)(f)	200,000	635,117
Anritsu Corp. (JPY)(c)(f)	100,000	608,286
Fuji Pharma Co., Ltd. (JPY)(c)(f)	25,000	418,936
Japan Pure Chemical Co., Ltd. (JPY)(c)(f)	30,000	549,714
Kurita Water Industries, Ltd. (JPY)(c)(f)(i)	36,000	764,325
Medikit Co., Ltd. (JPY)(c)(f)	20,000	590,426
Nabtesco Corp. (JPY)(f)(i)	5,000	90,568
Nippon Seiki Co., Ltd. (JPY)(c)(f)	35,000	678,590
Takamatsu Construction Group Co., Ltd. (JPY)(c)(f)	40,000	847,487
Yokogawa Electric Corp. (JPY)(c)(f)(i)	20,000	209,341
Yushin Precision Equipment Co., Ltd. (JPY)(c)(f)	43,000	731,734
		6,124,524
Kazakhstan (1.1%)
Halyk Savings Bank of Kazakhstan JSC (GDR)(i)(j)	47,500	280,725

South Korea (4.8%)
Mirae Asset Securities Co., Ltd. (KRW)(c)(f)(i)	20,000	473,319
Samsung Securities Co., Ltd. (KRW)(c)(f)(i)	17,500	675,456
Sung Kwang Bend Co., Ltd. (KRW)(f)	6,178	52,904
		1,201,679
Taiwan (6.0%)
Airtac International Group (TWD)(c)(f)	60,000	317,314
Green Seal Holding, Ltd. (TWD)(c)(f)	180,000	625,249
Teco Electric and Machinery Co., Ltd. (TWD)(c)(f)	700,000	552,013
		1,494,576
		SHARES	VALUE
Ukraine (1.2%)
	Motor Sich PJSC (Sponsored GDR) (EUR)(c)(f)(h)(j)	30,000	$297,005

TOTAL COMMON STOCKS
	(Cost $24,288,766)		$22,925,883

PREFERRED STOCK (3.7%)
Brazil (3.2%)
	Banco ABC Brasil SA (BRL)(a)(f)	200,000	464,624
	Cia de Saneamento do Parana (BRL)(a)(f)	325,000	327,090
			791,714
Germany (0.5%)
	KSB AG (EUR)(a)(f)	300	125,708

TOTAL PREFERRED STOCK
	(Cost $1,850,408)		$917,422

RIGHTS (0.3%)
South Korea (0.3%)
	Mirae Asset Securities Co., Ltd., 11/05/15, 22,850, (KRW)(c)(f)(h)	17,424	$74,970

TOTAL RIGHTS
	(Cost $0)		$74,970

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (3.3%)
Time Deposits (3.3%)
Wells Fargo (Grand Cayman)(c)(d)	0.03%	$813,819	$813,819

TOTAL SHORT-TERM INVESTMENTS
(Cost $813,819)			$813,819

TOTAL INVESTMENTS - (99.3%)
(Cost $26,952,993)			$24,732,094
OTHER ASSETS AND LIABILITIES, NET - (0.7%)			183,211
TOTAL NET ASSETS - (100.0%)			$24,915,305

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Loaned security; a portion or all of the security was on loan at September 30, 2015. See Note 5 in Notes to Schedules of Investments.
(c)	Classified as Level 2. Valued using methods determined by the Board of Directors or using systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments.
(d)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 in Notes to Schedules of Investments. The rate listed is the 7-day yield as of September 30, 2015.
(f)	Traded in a foreign country.
(g)	Affiliated company. See Note 8 in Notes to Schedules of Investments.
(h)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2 in Notes to Schedules of Investments.
(i)	All or a portion of the security is pledged as collateral on futures. The aggregate market value of the collateralized securities totals $3,389,480 as of September 30, 2015. See Note 4 in Notes to Schedules of Investments.
(j)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant of the Securities Act of 1933, or pursuant to an exemption from registration. See Note 2 in the Notes to Financial Statements.
Common Abbreviations:
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
GDR	Global Depositary Receipt.
JSC	Joint Stock Company is a company which has the capital of its members pooled in a common fund.
Ltd.	Limited.
NV	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PJSC	Private Joint Stock Company.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust.
SA	Sociedad Anonima is the Spanish equivalent of a publicly held corporation.
SpA	Societa per Azione.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
TWD	Taiwan Dollar

Sector and Industry classifications as determined by Heartland Advisors may reference data from sources such as FactSet Research Systems, Inc. or the Global Industry Classification Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

See Notes to Schedules of Investments.

INTERNATIONAL VALUE FUND - SCHEDULE OF OPEN FUTURES CONTRACTS
September 30, 2015 (Unaudited)

				UNDERLYING FACE AMOUNT	UNREALIZED
DESCRIPTION	POSITION	CONTRACTS	EXPIRATION DATE	AT VALUE (NOTE 4)	APPRECIATION
Euro Currency Future	Short	(13)	11/05/15	$(1,816,588)	$19,095
Japanese Yen Future	Short	(15)	3/15/16	(1,567,875)	572
				$(3,384,463)	$19,667

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2015 (Unaudited)

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Mid Cap Value Fund, Value Plus Fund, Value Fund, and International Value Fund (each a “Fund” and collectively, the “Funds”, with 150,000,000 shares authorized), each of which is a diversified fund, are issued by the Corporation. The Select Value Fund, Mid Cap Value Fund, Value Plus Fund, and Value Fund offer Investor Class and Institutional Class shares. The International Value Fund offers Investor Class shares. The International Value Fund was a previously operational fund which was a series of Trust for Professional Managers (the “Predecessor Fund”), a Delaware statutory trust. On April 29, 2013, the Board of Directors of the Corporation (the “Board”) approved the reorganization into the International Value Fund, a newly formed series of the Corporation. The International Value Fund’s fiscal year end changed from May 31 to December 31. The inception date of the Predecessor Fund is October 1, 2010. The inception date of the Mid Cap Value Fund is October 31, 2014.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of ASC 946.

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 in the FASB ASC Topic 820 hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available, deemed unreliable or have facts and circumstances, that indicate otherwise, are valued at their fair value using methods determined by the Board. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(d)	At September 30, 2015, the Value Fund and International Value Fund had 4.25% and 1.49% of net assets, respectively, that were illiquid as defined pursuant to guidelines established by the Board.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 or Regulation S under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid. As of September 30, 2015, Regulation S and Rule 144 securities held in the International Value Fund represented 2.32% and 0% of net assets, respectively. The Select Value, Mid Cap Value, Value Plus, and Value Funds did not hold any restricted securities.

(f)	The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(g)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from these estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow the Fair Value Statement, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

•	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes short term investments in time deposits, international securities that use a systematic fair valuation model, and portfolio securities and other financial instruments lacking any sales referenced in Note 2.

•	Level 3 - Significant unobservable prices or inputs (includes the Board’s and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2015:

SELECT VALUE FUND

Investments in Securities	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$288,100,760	$—	$—	$288,100,760
Short-Term Investments	—	10,175,914	—	10,175,914
Investments Purchased with Cash Collateral from Securities Loaned	7,849,090	—	—	7,849,090
Total	$295,949,850	$10,175,914	$—	$306,125,764

MID CAP VALUE FUND

Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$4,131,640	$—	$—	$4,131,640
Short-Term Investments	—	175,453	—	175,453
Total	$4,131,640	$175,453	$—	$4,307,093

VALUE PLUS FUND

Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$1,183,489,105	$—	$—	$1,183,489,105
Short-Term Investments	—	35,635,230	—	35,635,230
Total	$1,183,489,105	$35,635,230	$—	$1,219,124,335

VALUE FUND

Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$811,056,289	$21,483,768	$—	$832,540,057
Short-Term Investments	—	12,008,642	—	12,008,642
Total	$811,056,289	$33,492,410	$—	$844,548,699

INTERNATIONAL VALUE FUND

Investments in Securities	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks
Austria	$333,404	$564,988	$—	$898,392
Belgium	—	695,401	—	695,401
Brazil	624,291	—	—	624,291
Canada	2,370,497	—	—	2,370,497
France	—	574,652	—	574,652
Germany	800,506	671,130		1,471,636
Great Britain	1,701,465	675,446	—	2,376,911
Hong Kong	454,190	2,400,718	—	2,854,908
Ireland	572,000	—	—	572,000
Israel	504,000	—	—	504,000
Italy	—	584,686	—	584,686
Japan	90,568	6,033,956	—	6,124,524
Kazakhstan	280,725	—	—	280,725
South Korea	52,904	1,148,775	—	1,201,679
Taiwan	—	1,494,576	—	1,494,576
Ukraine	—	297,005	—	297,005
Preferred Stock
Brazil	791,714	—	—	791,714
Germany	125,708	—	—	125,708
Rights	—	74,970	—	74,970
Short-Term Investments	—	813,819	—	813,819
Total	$8,701,972	$16,030,122	$—	$24,732,094

Other Financial Instruments(4)
Assets
Futures Contracts	$19,667	$—	$—	$19,667
Total	$19,667	$—	$—	$19,667

(1)	The Funds measure transfers between levels as of the beginning and end of the financial reporting period. Transfers between Level 1 and Level 2 as of September 30, 2015 resulted from securities priced using a systematic fair valuation model or quoted prices which were not active at either the beginning or end of the period.

(2)	For detailed industry descriptions and common stocks identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

(3)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the nine months ended September 30, 2015, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(4)	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls and futures, which are valued at net unrealized appreciation (depreciation). Security amounts in the Value Fund and International Value Fund that were transferred into and out of Levels 1 and 2 at September 30, 2015 were as follows:

VALUE FUND	LEVEL 1 – Quoted Prices		LEVEL 2 – Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$4,789,563	$—	$—	$(4,789,563)
Short-Term Investments	—	—	—	—
Total	$4,789,563	$—	$—	$(4,789,563)

INTERNATIONAL VALUE FUND	LEVEL 1 – Quoted Prices		LEVEL 2 – Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$1,133,910	$(1,176,806)	$1,176,806	$(1,133,910)
Preferred Stocks	917,422	—	—	(917,422)
Short-Term Investments	—	—	—	—
Total	$2,051,332	$(1,176,806)	$1,176,806	$(2,051,332)

(4)	DERIVATIVE INSTRUMENTS

The Derivatives Statement requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, futures and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

WARRANTS

Each Fund may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. As of September 30, 2015, the Funds did not hold any warrants.

FUTURES CONTRACTS

Each Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The average notional amount of short futures contracts held by the International Value Fund during the period nine months ended September 30, 2015 was $(4,268,661). As of September 30, 2015, the Select Value, Mid Cap Value, Value Plus, and Value Funds had no open futures positions.

A Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The fair value of derivative instruments held by the International Value Fund as reported in the Schedule of Open Futures Contracts as of September 30, 2015 was as follows:

		Asset Derivatives	Liability Derivatives
Risk Exposure		Unrealized Appreciation*	Unrealized Depreciation*
Foreign Exchange Currency Contracts - Futures	Receivable from variation margin	$19,667	$—
Total		$19,667	$—

* Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Value Fund had the following transactions in written covered call/put options during the nine months ended September 30, 2015:

	VALUE FUND
	NUMBER OF CONTRACTS	PREMIUMS
Balance at December 31, 2014	7,000	$352,672
Options Written	23,000	864,708
Options Expired	(24,000)	(881,007)
Options Closed	—	—
Options Exercised	(6,000)	(336,373)
Balance at September 30, 2015	—	$—

(5)	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011, as amended, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the market value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them.

As of September 30, 2015, the Select Value Fund had securities on loan valued at $7,643,629, and received cash collateral with a value of $7,849,090. Securities on loan are footnoted in the Schedules of Investments. As of September 30, 2015, the Value Fund did not have securities on loan. The Mid Cap Value, Value Plus and International Value Funds did not engage in securities lending during the reporting period.

(6)	INVESTMENT TRANSACTIONS

During the nine months ended September 30, 2015, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government obligations.

FUND	COST OF PURCHASES	PROCEEDS FROM SALES
Select Value Fund	$107,998,428	$340,363,324
Mid Cap Value Fund	2,803,221	1,625,267
Value Plus Fund	311,205,853	1,526,830,111
Value Fund	380,124,549	487,608,960
International Value Fund	12,794,536	11,509,776

(7)	FEDERAL INCOME TAX INFORMATION

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for Federal income tax purposes as of September 30, 2015 are noted below.

Fund	Tax cost of investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net appreciation/ (Depreciation) of Foreign Currency and Derivatives	Net Tax Unrealized Appreciation/ (depreciation) on Investments
Select Value Fund	$273,648,283	$52,819,037	$(20,341,556)	$—	$32,477,481
Mid Cap Value Fund	4,813,971	102,226	(609,104)	—	(506,878)
Value Plus Fund	1,380,178,367	118,781,644	(279,835,676)	—	(161,054,032)
Value Fund	873,267,984	137,492,083	(166,211,368)	—	(28,719,285)
International Value Fund	29,373,591	34,883	(4,676,380)	19,667	(4,621,830)

(8)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the Investment Company Act of 1940) with the Value Plus and Value Funds; that is, the respective Fund held 5% or more of their outstanding voting securities during the nine months ended September 30, 2015. The Select Value, Mid Cap Value, and International Value Funds had no transactions with affiliates during the same period.

VALUE PLUS FUND
SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2015	PURCHASES	SALES	SHARE BALANCE AT SEPTEMBER 30, 2015	DIVIDENDS	REALIZED GAINS (LOSSES)
Black Box Corp.	1,084,336	—	1,084,336	—	$77,818	$(10,109,102)
Brady Corp. (Class A)	2,700,000	—	1,200,000	1,500,000	1,290,000	(10,026,262)
Briggs & Stratton Corp.	2,700,000	—	2,700,000	—	225,000	2,429,903
CDI Corp.	1,800,000	—	325,000	1,475,000	621,977	(3,748,146)
Comstock Resources, Inc.	3,400,000	—	3,400,000	—	—	(38,144,972)
CTS Corp.	2,125,000	—	1,737,084	387,916	158,066	14,518,037
Dynamic Materials Corp.	1,175,000	53,684	328,684	900,000	105,853	(2,299,821)
Encore Wire Corp.	1,325,000	32,000	782,000	575,000	51,140	13,251,005
ESCO Technologies, Inc.	1,400,000	25,000	975,000	450,000	136,331	6,203,419
Federal Signal Corp.	4,950,000	—	4,950,000	—	393,000	48,031,695
Fred's, Inc. (Class A)	2,875,000	—	650,000	2,225,000	462,584	3,189,652
FreightCar America, Inc.	1,150,000	—	656,358	493,642	234,000	(4,683,765)
Granite Construction, Inc.	2,300,000	75,000	1,025,000	1,350,000	583,336	7,834,118
Gulf Island Fabrication, Inc.	1,350,000	—	450,004	899,996	332,027	(8,891,797)
Harte-Hanks, Inc.	4,250,000	—	4,250,000	—	361,250	(13,352,656)
Heidrick & Struggles International, Inc.	1,775,000	25,000	25,000	1,775,000	692,250	(72,277)
Intrepid Potash, Inc.	5,393,101	—	1,893,101	3,500,000	—	(18,135,692)
Invacare Corp.	2,955,000	—	946,531	2,008,469	86,097	(4,091,480)
ManTech International Corp. (Class A)	1,500,000	75,000	375,000	1,200,000	761,250	1,522,164
Materion Corp.	1,564,060	—	564,060	1,000,000	294,750	6,521,933
OneBeacon Insurance Group, Ltd. (Class A)	1,000,000	850,000	50,000	1,800,000	915,674	(99,889)
Park Electrochemical Corp.	1,925,000	25,000	50,000	1,900,000	3,267,500	(499,228)
Quanex Building Products Corp.	3,175,000	—	575,000	2,600,000	354,000	553,934
Regis Corp.	4,600,000	300,000	800,000	4,100,000	—	(1,331,059)
Resources Connection, Inc.	3,100,000	76,904	926,904	2,250,000	643,000	3,416,435
Twin Disc, Inc.	575,000	—	357,015	217,985	116,628	(3,789,151)
Universal Forest Products, Inc.	1,150,000	—	990,777	159,223	280,000	23,448,963
Zep, Inc.	2,200,000	—	2,200,000	—	246,000	8,372,113
					$12,689,531	$20,018,074

VALUE FUND
SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2015	PURCHASES	SALES	SHARE BALANCE AT SEPTEMBER 30, 2015	DIVIDENDS	REALIZED GAINS (LOSSES)
Acacia Research Corp.	—	3,000,000	458,614	2,541,386	$742,694	$(1,858,602)
AgJunction, Inc.	5,571,500	—	5,571,500	—	—	(4,061,179)
Barrett Business Services, Inc.	500,000	—	—	500,000	330,000	—
Bravo Brio Restaurant Group, Inc.	400,000	600,000	30,600	969,400	—	(77,510)
CareTrust REIT, Inc.	1,000,000	1,000,000	—	2,000,000	725,207	—
CUI Global, Inc.	750,000	350,000	—	1,100,000	—	—
CyberOptics Corp.	600,000	—	—	600,000	—	—
Digirad Corp.	1,614,800	—	92,611	1,522,189	232,959	72,656
Hooper Holmes, Inc.	6,242,700	—	2,071,350	4,171,350	—	(4,134,151)
Hudson Global, Inc.	3,232,412	17,588	165,021	3,084,979	—	(1,017,226)
Hudson Technologies, Inc	2,500,000	—	—	2,500,000	—	—
Jason Industries Inc.	1,000,000	200,000	200,000	1,000,000	—	(627,167)
Jernigan Capital, Inc.	—	314,129	—	314,129	206,738	—
Lincoln Educational Services Corp.	2,385,469	—	249,316	2,136,153	—	(3,770,247)
Magnetek, Inc.	299,999	—	299,999	—	—	605,264
NCI, Inc. (Class A)	294,885	328,412	10,714	612,583	48,000	71,657
PDI, Inc.	1,490,000	—	—	1,490,000	—	—
Perma-Fix Environmental Services, Inc.	800,000	60,000	—	860,000	—	—
Pioneer Power Solutions, Inc.	500,000	—	—	500,000	—	—
RCM Technologies, Inc.	1,100,000	—	—	1,100,000	—	—
Signal Genetics, Inc.	191,700	8,300	200,000	—	—	(1,145,881)
StarTek, Inc.	1,400,000	—	—	1,400,000	—	—
Sterling Construction Co., Inc.	1,000,000	—	1,000,000	—	—	(7,238,627)
Supreme Industries, Inc. (Class A)	1,450,000	—	750,000	700,000	63,750	1,335,707
Transcat, Inc.	507,151	42,849	—	550,000	—	—
TRC Cos., Inc.	2,200,000	—	1,800,000	400,000	—	4,088,677
Westell Technologies, Inc. (Class A)	3,000,000	—	2,721,713	278,287	—	1,789,060
Willbros Group, Inc.	2,500,000	1,500,000	—	4,000,000	—	—
					$2,349,348	$(15,967,569)

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HEARTLAND GROUP, INC.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	November 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	November 2, 2015

By:	/s/ Nicole J. Best
Nicole J. Best
Treasurer & Principal Accounting Officer

Date:	November 2, 2015